Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 7.1%
Ampol, Ltd.	1,867	$ 40,309
ANZ Group Holdings, Ltd.	25,038	410,665
APA Group	9,428	50,155
Aristocrat Leisure, Ltd.	4,758	124,310
ASX, Ltd.	1,628	59,549
Aurizon Holdings, Ltd.	13,234	29,590
BHP Group, Ltd.	43,493	1,221,753
BlueScope Steel, Ltd.	3,687	45,658
Brambles, Ltd.	11,380	104,543
Cochlear, Ltd.	569	93,193
Coles Group, Ltd.	11,225	112,035
Commonwealth Bank of Australia	14,214	907,934
Computershare, Ltd.	5,081	84,672
CSL, Ltd.	4,034	649,890
Dexus	9,086	42,354
EBOS Group, Ltd.	1,272	26,058
Endeavour Group, Ltd.(1)	12,926	43,642
Fortescue Metals Group, Ltd.	13,961	185,584
Goodman Group	14,379	197,076
GPT Group (The)(1)	14,328	35,680
IDP Education, Ltd.	2,385	32,639
IGO, Ltd.	5,034	40,398
Insurance Australia Group, Ltd.	21,559	78,206
Lendlease Corp., Ltd.	5,044	23,132
Lottery Corp., Ltd. (The)	19,080	57,660
Macquarie Group, Ltd.	3,056	327,261
Medibank Private, Ltd.	21,199	46,789
Mineral Resources, Ltd.	1,488	63,897
Mirvac Group	32,152	43,701
National Australia Bank, Ltd.	26,151	485,476
Newcrest Mining, Ltd.	7,501	118,190
Northern Star Resources, Ltd.	9,479	62,943
Orica, Ltd.	3,401	33,910
Origin Energy, Ltd.	14,121	79,514
Pilbara Minerals, Ltd.	22,929	62,555
Qantas Airways, Ltd.(2)	7,283	24,110
QBE Insurance Group, Ltd.	12,719	127,409
Ramsay Health Care, Ltd.	1,442	47,861
REA Group, Ltd.	489	48,295
Reece, Ltd.	1,462	17,403
Rio Tinto, Ltd.	3,157	227,707
Santos, Ltd.	27,288	137,559
Scentre Group	41,355	64,984
SEEK, Ltd.	3,291	46,492
Sonic Healthcare, Ltd.	3,588	68,513
South32, Ltd.	38,956	84,114
Stockland	19,317	48,346
Suncorp Group, Ltd.	10,030	89,364
Telstra Group, Ltd.	33,004	81,541
Security	Shares	Value
Australia (continued)
Transurban Group	25,847	$ 210,024
Treasury Wine Estates, Ltd.	6,545	51,684
Vicinity, Ltd.	36,142	39,169
Washington H. Soul Pattinson & Co., Ltd.(1)	1,836	38,300
Wesfarmers, Ltd.	9,436	319,352
Westpac Banking Corp.	29,240	395,253
WiseTech Global, Ltd.	1,460	60,605
Woodside Energy Group, Ltd.	15,889	369,436
Woolworths Group, Ltd.	10,460	250,425
		$8,868,867
Austria — 0.2%
Erste Group Bank AG	3,038	$104,923
OMV AG	1,381	65,963
Verbund AG	502	40,839
voestalpine AG	996	27,116
		$238,841
Belgium — 0.8%
Ageas S.A./NV	1,339	$55,148
Anheuser-Busch InBev S.A./NV	7,394	409,895
D'Ieteren Group	195	32,876
Elia Group S.A./NV	260	25,444
Groupe Bruxelles Lambert NV	804	59,826
KBC Group NV	2,053	127,813
Lotus Bakeries NV	4	32,499
Sofina S.A.	105	21,222
Solvay S.A.	606	66,968
UCB S.A.	1,015	83,138
Umicore S.A.	1,766	41,813
Warehouses De Pauw CVA	1,168	28,866
		$985,508
Denmark — 3.2%
AP Moller - Maersk A/S, Class A	29	$51,321
AP Moller - Maersk A/S, Class B	43	77,352
Carlsberg A/S, Class B	791	99,733
Chr. Hansen Holding A/S	842	51,508
Coloplast A/S, Class B	1,192	126,134
Danske Bank A/S	5,815	134,943
Demant A/S(2)	798	32,950
DSV A/S	1,569	292,369
Genmab A/S(2)	566	200,393
Novo Nordisk A/S, Class B	27,579	2,511,100
Novozymes A/S, Class B	1,592	64,054
Orsted A/S(3)	1,603	87,208
Pandora A/S	799	82,450
ROCKWOOL International A/S, Class B	61	14,743
Tryg A/S	2,723	49,829
Vestas Wind Systems A/S(2)	8,286	177,270
		$4,053,357

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Finland — 1.1%
Elisa Oyj	1,214	$ 56,297
Fortum Oyj(1)	3,326	38,572
Kesko Oyj, Class B	2,174	38,950
Kone Oyj, Class B	2,878	121,279
Metso Oyj	5,202	54,553
Neste Oyj(1)	3,509	118,845
Nokia Oyj	46,427	174,569
Nordea Bank Abp	26,915	295,089
Orion Oyj, Class B	819	32,175
Sampo Oyj, Class A	3,834	165,749
Stora Enso Oyj, Class R	5,297	66,389
UPM-Kymmene Oyj	4,456	152,577
Wartsila Oyj Abp(1)	3,830	43,409
		$1,358,453
France — 11.2%
Accor S.A.	1,612	$54,219
Aeroports de Paris S.A.	234	27,596
Air Liquide S.A.	4,412	743,120
Alstom S.A.	2,516	59,798
Amundi S.A.(3)	448	25,163
ArcelorMittal S.A.	4,094	102,498
Arkema S.A.	475	46,759
AXA S.A.	15,597	462,745
BioMerieux	321	31,054
BNP Paribas S.A.	8,926	567,571
Bollore SE	8,181	43,909
Bouygues S.A.	1,786	62,447
Bureau Veritas S.A.	2,318	57,477
Capgemini SE	1,383	241,325
Carrefour S.A.	4,895	84,072
Cie de Saint-Gobain S.A.	3,850	230,424
Cie Generale des Etablissements Michelin SCA	5,629	172,287
Covivio S.A.	345	15,303
Credit Agricole S.A.	10,309	126,747
Danone S.A.	5,373	296,362
Dassault Aviation S.A.	234	44,074
Dassault Systemes SE	5,554	206,289
Edenred SE	2,168	135,621
Eiffage S.A.	595	56,476
Engie S.A.	15,450	236,944
EssilorLuxottica S.A.	2,508	436,255
Eurazeo SE	290	17,256
Eurofins Scientific SE	1,066	60,077
Gecina S.A.	366	37,317
Getlink SE	3,312	52,800
Hermes International SCA	265	483,049
Ipsen S.A.	305	39,962
Kering S.A.	618	280,796
Klepierre S.A.	1,988	48,677
La Francaise des Jeux SAEM(3)	1,007	32,707
Security	Shares	Value
France (continued)
Legrand S.A.	2,200	$ 202,150
L'Oreal S.A.	2,046	847,887
LVMH Moet Hennessy Louis Vuitton SE	2,329	1,758,000
Orange S.A.	16,080	184,442
Pernod Ricard S.A.	1,753	291,857
Publicis Groupe S.A.	1,861	140,864
Remy Cointreau S.A.	202	24,627
Renault S.A.	1,531	62,643
Safran S.A.	2,892	453,203
Sanofi	9,555	1,025,970
Sartorius Stedim Biotech	241	57,335
Schneider Electric SE	4,557	750,957
SEB S.A.	192	17,911
Societe Generale S.A.	6,319	152,905
Sodexo S.A.	722	74,328
Teleperformance SE	483	60,644
Thales S.A.	912	128,175
TotalEnergies SE	18,896	1,242,399
Unibail-Rodamco-Westfield(2)	996	48,979
Valeo SE	1,737	29,807
Veolia Environnement S.A.	5,657	163,522
Vinci S.A.	4,527	500,827
Vivendi SE	5,507	48,231
Wendel SE	198	15,651
Worldline S.A.(2)(3)	1,885	52,914
		$13,955,404
Germany — 8.2%
adidas AG	1,392	$244,169
Allianz SE	3,396	808,167
BASF SE	7,649	346,232
Bayer AG	8,318	399,467
Bayerische Motoren Werke AG	2,591	263,160
Bayerische Motoren Werke AG, PFC Shares	507	47,192
Bechtle AG	660	30,736
Beiersdorf AG	856	110,415
Brenntag SE	1,250	96,721
Carl Zeiss Meditec AG	333	29,029
Commerzbank AG	9,225	104,698
Continental AG	934	65,625
Covestro AG(2)(3)	1,673	89,965
Daimler Truck Holding AG	4,152	143,760
Delivery Hero SE(2)(3)	1,553	44,344
Deutsche Bank AG	16,278	178,900
Deutsche Boerse AG	1,586	273,897
Deutsche Lufthansa AG(2)	4,675	36,995
Deutsche Post AG	8,294	336,533
Deutsche Telekom AG	27,490	576,652
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	960	90,074
E.ON SE	18,420	217,835
Evonik Industries AG	1,690	30,826

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Fresenius Medical Care AG & Co. KGaA	1,614	$ 69,389
Fresenius SE & Co. KGaA	3,627	112,655
GEA Group AG	1,175	43,304
Hannover Rueck SE	494	108,393
Heidelberg Materials AG	1,195	92,553
HelloFresh SE(2)	1,318	39,164
Henkel AG & Co. KGaA	927	58,449
Henkel AG & Co. KGaA, PFC Shares	1,441	102,613
Infineon Technologies AG	10,870	360,022
Knorr-Bremse AG	597	37,848
LEG Immobilien SE(2)	696	47,862
Mercedes-Benz Group AG	6,679	464,836
Merck KGaA	1,053	175,543
MTU Aero Engines AG	453	82,043
Muenchener Rueckversicherungs-Gesellschaft AG	1,156	450,207
Nemetschek SE	486	29,577
Porsche Automobil Holding SE, PFC Shares	1,286	63,258
Puma SE	797	49,280
Rational AG	41	25,941
Rheinmetall AG	378	97,241
RWE AG	5,447	202,191
SAP SE	8,821	1,141,808
Sartorius AG, PFC Shares	203	68,755
Scout24 SE(3)	615	42,643
Siemens AG	6,396	914,044
Siemens Energy AG(2)	4,007	52,222
Siemens Healthineers AG(3)	2,441	123,470
Symrise AG	1,056	100,530
Talanx AG	538	34,050
Telefonica Deutschland Holding AG	7,582	13,561
Volkswagen AG	333	43,732
Volkswagen AG, PFC Shares	1,745	200,499
Vonovia SE	6,303	151,009
Wacker Chemie AG	155	22,134
Zalando SE(2)(3)	1,718	38,171
		$10,224,389
Hong Kong — 2.3%
AIA Group, Ltd.	97,166	$785,795
BOC Hong Kong Holdings, Ltd.	32,956	89,966
Budweiser Brewing Co. APAC, Ltd.(3)	15,900	31,247
CK Asset Holdings, Ltd.	16,209	85,139
CK Hutchison Holdings, Ltd.	22,847	121,297
CK Infrastructure Holdings, Ltd.	5,604	26,442
CLP Holdings, Ltd.	14,122	104,275
ESR Group, Ltd.(3)	17,000	23,766
Futu Holdings, Ltd. ADR(1)(2)	406	23,471
Galaxy Entertainment Group, Ltd.	18,913	113,168
Hang Lung Properties, Ltd.	14,000	19,154
Hang Seng Bank, Ltd.	6,040	74,941
Henderson Land Development Co., Ltd.	11,806	31,002
Security	Shares	Value
Hong Kong (continued)
HKT Trust & HKT, Ltd.	32,020	$ 33,390
Hong Kong & China Gas Co., Ltd.	96,675	67,265
Hong Kong Exchanges & Clearing, Ltd.	10,506	389,907
Hongkong Land Holdings, Ltd.	9,294	33,145
Jardine Matheson Holdings, Ltd.	1,219	56,490
Link REIT	21,989	107,516
MTR Corp., Ltd.	12,481	49,305
New World Development Co., Ltd.	12,107	23,474
Power Assets Holdings, Ltd.	11,042	53,327
Sands China, Ltd.(2)	19,483	59,247
Sino Land Co., Ltd.	29,433	33,101
SITC International Holdings Co., Ltd.	10,000	16,778
Sun Hung Kai Properties, Ltd.	12,152	129,661
Swire Pacific, Ltd., Class A	3,037	20,456
Swire Properties, Ltd.	8,529	17,738
Techtronic Industries Co., Ltd.	11,525	111,258
WH Group, Ltd.(3)	64,733	33,882
Wharf Real Estate Investment Co., Ltd.	13,118	50,556
Xinyi Glass Holdings, Ltd.	14,000	18,040
		$2,834,199
Ireland — 1.1%
AIB Group PLC	13,041	$58,453
Bank of Ireland Group PLC	9,205	89,985
CRH PLC	6,224	343,155
DCC PLC	788	44,120
Experian PLC	7,838	256,362
Flutter Entertainment PLC(2)	1,492	243,390
James Hardie Industries PLC CDI(2)	3,821	99,931
Kerry Group PLC, Class A	1,337	111,712
Kingspan Group PLC	1,330	99,329
Smurfit Kappa Group PLC	2,162	71,821
		$1,418,258
Israel — 0.7%
Azrieli Group, Ltd.	315	$16,170
Bank Hapoalim B.M.	10,120	90,165
Bank Leumi Le-Israel B.M.	12,248	101,485
Check Point Software Technologies, Ltd.(2)	835	111,289
CyberArk Software, Ltd.(2)	327	53,553
Elbit Systems, Ltd.	215	42,614
Global-e Online, Ltd.(2)	871	34,614
ICL Group, Ltd.	5,687	31,381
Israel Discount Bank, Ltd., Class A	9,975	54,066
Mizrahi Tefahot Bank, Ltd.	1,288	46,773
Monday.com, Ltd.(2)	159	25,316
Nice, Ltd.(2)	538	91,761
Teva Pharmaceutical Industries, Ltd. ADR(2)	9,925	101,235
Wix.com, Ltd.(2)	433	39,749
		$840,171

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy — 2.2%
Amplifon SpA(1)	989	$ 29,275
Assicurazioni Generali SpA	8,763	178,874
Davide Campari-Milano NV(1)	3,884	45,724
DiaSorin SpA(1)	212	19,305
Enel SpA	68,155	417,977
Eni SpA(1)	19,610	315,011
Ferrari NV	1,047	308,640
FinecoBank Banca Fineco SpA	5,458	65,907
Infrastrutture Wireless Italiane SpA(1)(3)	2,913	34,613
Intesa Sanpaolo SpA	129,355	331,306
Mediobanca Banca di Credito Finanziario SpA	4,446	58,617
Moncler SpA	1,629	94,409
Nexi SpA(2)(3)	4,211	25,658
Poste Italiane SpA(3)	4,086	42,908
Prysmian SpA	2,303	92,438
Recordati Industria Chimica e Farmaceutica SpA	757	35,674
Snam SpA(1)	15,969	74,931
Telecom Italia SpA(1)(2)	67,396	21,019
Tenaris S.A.	3,576	56,486
Terna - Rete Elettrica Nazionale	11,126	83,684
UniCredit SpA	15,707	374,241
		$2,706,697
Japan — 22.7%
Advantest Corp.(1)	6,400	$178,518
Aeon Co., Ltd.	5,248	103,953
AGC, Inc.	1,556	54,534
Aisin Corp.	1,252	47,307
Ajinomoto Co., Inc.	3,699	142,628
ANA Holdings, Inc.(2)	1,383	28,957
Asahi Group Holdings, Ltd.	4,115	153,714
Asahi Intecc Co., Ltd.(1)	1,600	28,685
Asahi Kasei Corp.	10,370	65,274
Astellas Pharma, Inc.	15,101	209,022
Azbil Corp.	1,000	30,549
Bandai Namco Holdings, Inc.	5,111	103,960
BayCurrent Consulting, Inc.	1,000	33,323
Bridgestone Corp.	4,784	186,423
Brother Industries, Ltd.	1,905	30,686
Canon, Inc.(1)	8,500	204,753
Capcom Co., Ltd.	1,400	50,388
Central Japan Railway Co.	6,295	153,082
Chiba Bank, Ltd. (The)	4,141	30,085
Chubu Electric Power Co., Inc.	5,269	67,074
Chugai Pharmaceutical Co., Ltd.	5,446	167,922
Concordia Financial Group, Ltd.	8,031	36,585
CyberAgent, Inc.	3,200	17,226
Dai Nippon Printing Co., Ltd.	1,905	49,565
Daifuku Co., Ltd.	2,400	45,304
Dai-ichi Life Insurance Co., Ltd.	7,713	159,230
Daiichi Sankyo Co., Ltd.	15,700	429,824
Security	Shares	Value
Japan (continued)
Daikin Industries, Ltd.	2,258	$ 353,990
Daito Trust Construction Co., Ltd.	516	54,352
Daiwa House Industry Co., Ltd.	5,132	137,740
Daiwa House REIT Investment Corp.	16	28,229
Daiwa Securities Group, Inc.(1)	12,025	69,343
Denso Corp.	14,936	239,661
Dentsu Group, Inc.	1,805	53,088
Disco Corp.	800	147,805
East Japan Railway Co.	2,550	145,929
Eisai Co., Ltd.	2,051	113,674
ENEOS Holdings, Inc.(1)	24,238	95,404
FANUC Corp.	7,810	203,118
Fast Retailing Co., Ltd.	1,500	326,723
Fuji Electric Co., Ltd.	1,041	46,882
FUJIFILM Holdings Corp.	3,127	180,899
Fujitsu, Ltd.(1)	1,452	170,771
GLP J-REIT	42	37,540
GMO Payment Gateway, Inc.	300	16,369
Hakuhodo DY Holdings, Inc.	1,578	12,962
Hamamatsu Photonics K.K.	1,151	48,404
Hankyu Hanshin Holdings, Inc.	1,862	63,533
Hikari Tsushin, Inc.	219	33,353
Hirose Electric Co., Ltd.	242	27,993
Hitachi Construction Machinery Co., Ltd.	796	24,155
Hitachi, Ltd.	7,984	494,829
Honda Motor Co., Ltd.	39,603	445,521
Hoshizaki Corp.(1)	1,032	35,825
HOYA Corp.	3,023	309,608
Hulic Co., Ltd.	3,540	31,743
Ibiden Co., Ltd.	1,000	53,040
Idemitsu Kosan Co., Ltd.	1,684	38,606
Iida Group Holdings Co., Ltd.	1,100	18,254
INPEX Corp.	8,091	121,351
Isuzu Motors, Ltd.	5,255	66,064
ITOCHU Corp.	10,148	366,484
Japan Airlines Co., Ltd.	1,320	25,646
Japan Exchange Group, Inc.	4,118	76,291
Japan Metropolitan Fund Investment Corp.	59	38,265
Japan Post Bank Co., Ltd.	12,600	109,643
Japan Post Holdings Co., Ltd.	18,700	149,603
Japan Post Insurance Co., Ltd.	1,800	30,273
Japan Real Estate Investment Corp.	10	38,967
Japan Tobacco, Inc.	10,234	235,464
JFE Holdings, Inc.(1)	4,225	61,872
JSR Corp.	1,459	39,141
Kajima Corp.	3,581	58,291
Kansai Electric Power Co., Inc. (The)	6,178	85,532
Kao Corp.	3,801	140,884
Kawasaki Kisen Kaisha, Ltd.(1)	1,200	40,951
KDDI Corp.	12,767	390,804
Keio Corp.(1)	779	26,781

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Keisei Electric Railway Co., Ltd.	1,005	$ 34,811
Keyence Corp.	1,660	613,910
Kikkoman Corp.	1,201	62,948
Kintetsu Group Holdings Co., Ltd.	1,346	38,163
Kirin Holdings Co., Ltd.	6,326	88,567
Kobayashi Pharmaceutical Co., Ltd.	400	17,840
Kobe Bussan Co., Ltd.(1)	1,400	32,776
Koei Tecmo Holdings Co., Ltd.	1,040	14,776
Koito Manufacturing Co., Ltd.	1,494	22,529
Komatsu, Ltd.	7,646	206,221
Konami Group Corp.	751	39,596
Kose Corp.	308	22,324
Kubota Corp.	8,711	128,146
Kurita Water Industries, Ltd.	732	25,473
Kyocera Corp.	2,748	139,317
Kyowa Kirin Co., Ltd.	2,344	40,755
Lasertec Corp.	600	93,307
Lixil Corp.	2,113	24,557
M3, Inc.	3,458	62,724
Makita Corp.	1,748	43,104
Marubeni Corp.	12,033	187,573
MatsukiyoCocokara & Co.	2,700	48,365
Mazda Motor Corp.	4,510	51,209
McDonald's Holdings Co. (Japan), Ltd.(1)	577	22,041
MEIJI Holdings Co., Ltd.	1,734	43,097
MINEBEA MITSUMI, Inc.	2,859	46,582
MISUMI Group, Inc.	2,280	35,505
Mitsubishi Chemical Group Corp.	10,822	68,179
Mitsubishi Corp.	9,890	471,262
Mitsubishi Electric Corp.	16,060	198,413
Mitsubishi Estate Co., Ltd.	9,168	119,606
Mitsubishi HC Capital, Inc.	7,866	52,412
Mitsubishi Heavy Industries, Ltd.	2,744	153,052
Mitsubishi UFJ Financial Group, Inc.(1)(4)	97,876	829,416
Mitsui & Co., Ltd.	11,275	408,944
Mitsui Chemicals, Inc.	1,475	38,214
Mitsui Fudosan Co., Ltd.	7,631	168,065
Mitsui OSK Lines, Ltd.(1)	2,700	74,193
Mizuho Financial Group, Inc.	20,600	349,746
MonotaRO Co., Ltd.	1,800	19,190
MS&AD Insurance Group Holdings, Inc.(1)	3,628	132,764
Murata Manufacturing Co., Ltd.	14,742	268,926
NEC Corp.	2,055	113,482
Nexon Co., Ltd.	3,150	56,286
NGK Insulators, Ltd.	1,971	26,123
Nidec Corp.	3,528	162,900
Nintendo Co., Ltd.	8,710	361,926
Nippon Building Fund, Inc.	12	48,594
NIPPON EXPRESS HOLDINGS, Inc.	576	30,056
Nippon Paint Holdings Co., Ltd.(1)	8,390	56,348
Nippon Prologis REIT, Inc.	16	29,871
Security	Shares	Value
Japan (continued)
Nippon Sanso Holdings Corp.	1,324	$ 31,348
Nippon Steel Corp.(1)	7,275	170,440
Nippon Telegraph & Telephone Corp.	255,400	302,300
Nippon Yusen KK(1)	4,000	103,859
Nissan Chemical Corp.	1,047	44,507
Nissan Motor Co., Ltd.(1)	20,543	90,661
Nissin Foods Holdings Co., Ltd.	498	41,380
Nitori Holdings Co., Ltd.	716	79,831
Nitto Denko Corp.(1)	1,270	83,281
Nomura Holdings, Inc.(1)	24,957	99,938
Nomura Real Estate Holdings, Inc.	870	21,842
Nomura Real Estate Master Fund, Inc.	40	44,800
Nomura Research Institute, Ltd.	3,400	88,372
NTT Data Group Corp.	5,030	67,308
Obayashi Corp.	5,320	46,815
Obic Co., Ltd.	560	84,851
Odakyu Electric Railway Co., Ltd.	2,305	34,441
Oji Holdings Corp.	6,573	27,654
Olympus Corp.	10,876	141,208
Omron Corp.	1,463	65,106
Ono Pharmaceutical Co., Ltd.	3,505	67,220
Open House Group Co., Ltd.	600	20,344
Oracle Corp. Japan	289	21,408
Oriental Land Co., Ltd.	9,120	299,206
ORIX Corp.	10,002	186,761
Osaka Gas Co., Ltd.	3,023	49,743
Otsuka Corp.	864	36,554
Otsuka Holdings Co., Ltd.	3,152	111,912
Pan Pacific International Holdings Corp.	3,436	72,111
Panasonic Corp.	18,347	207,097
Persol Holdings Co., Ltd.	12,000	19,491
Rakuten Group, Inc.	13,100	53,825
Recruit Holdings Co., Ltd.	12,157	371,944
Renesas Electronics Corp.(2)	10,500	160,387
Resona Holdings, Inc.	18,911	104,562
Ricoh Co., Ltd.	4,735	40,853
Rohm Co., Ltd.	2,828	53,164
SBI Holdings, Inc.(1)	1,875	39,461
SCSK Corp.	1,200	20,922
Secom Co., Ltd.	1,848	125,370
Seiko Epson Corp.(1)	2,252	35,367
Sekisui Chemical Co., Ltd.	2,964	42,643
Sekisui House, Ltd.	4,950	98,512
Seven & i Holdings Co., Ltd.	6,226	243,749
SG Holdings Co., Ltd.	2,600	33,285
Sharp Corp.(2)	1,524	9,488
Shimadzu Corp.	1,814	48,117
Shimano, Inc.	650	86,999
Shimizu Corp.	4,127	28,667
Shin-Etsu Chemical Co., Ltd.	15,225	442,220
Shionogi & Co., Ltd.	2,221	99,066

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Shiseido Co., Ltd.	3,274	$ 114,734
Shizuoka Financial Group, Inc.	3,925	31,987
SMC Corp.	479	214,718
SoftBank Corp.	24,000	271,639
SoftBank Group Corp.	8,784	370,030
Sompo Holdings, Inc.	2,499	107,099
Sony Group Corp.	10,680	873,363
Square Enix Holdings Co., Ltd.	700	23,986
Subaru Corp.	5,328	103,600
Sumco Corp.	2,700	35,135
Sumitomo Chemical Co., Ltd.	9,834	26,748
Sumitomo Corp.	9,325	186,108
Sumitomo Electric Industries, Ltd.	5,990	72,161
Sumitomo Metal Mining Co., Ltd.	1,920	56,383
Sumitomo Mitsui Financial Group, Inc.	10,797	530,414
Sumitomo Mitsui Trust Holdings, Inc.(1)	2,782	104,734
Sumitomo Realty & Development Co., Ltd.	2,168	56,285
Suntory Beverage & Food, Ltd.	1,117	33,994
Suzuki Motor Corp.	3,078	123,800
Sysmex Corp.	1,293	61,440
T&D Holdings, Inc.(1)	4,306	70,812
Taisei Corp.	1,549	54,518
Takeda Pharmaceutical Co., Ltd.	13,324	412,997
TDK Corp.	3,165	117,011
Terumo Corp.	5,818	154,007
TIS, Inc.	1,900	41,779
Tobu Railway Co., Ltd.	1,573	40,428
Toho Co., Ltd.	856	29,203
Tokio Marine Holdings, Inc.	15,200	351,936
Tokyo Electric Power Co. Holdings, Inc.(2)	11,600	51,744
Tokyo Electron, Ltd.	3,937	537,764
Tokyo Gas Co., Ltd.	3,462	78,493
Tokyu Corp.	4,384	50,546
TOPPAN, Inc.	2,074	49,613
Toray Industries, Inc.	12,262	63,800
Tosoh Corp.	2,400	30,771
TOTO, Ltd.	1,143	29,495
Toyota Industries Corp.	1,161	91,389
Toyota Motor Corp.	91,150	1,635,261
Toyota Tsusho Corp.	1,765	103,810
Trend Micro, Inc.	1,144	43,304
Unicharm Corp.	3,514	124,247
USS Co., Ltd.	1,635	27,029
Welcia Holdings Co., Ltd.	800	13,815
West Japan Railway Co.	1,778	73,575
Yakult Honsha Co., Ltd.	1,992	48,380
Yamaha Corp.	1,109	30,289
Yamaha Motor Co., Ltd.(1)	2,354	61,880
Yamato Holdings Co., Ltd.	2,364	38,477
Yaskawa Electric Corp.(1)	1,883	67,809
Yokogawa Electric Corp.	1,628	31,422
Security	Shares	Value
Japan (continued)
Z Holdings Corp.	20,817	$ 57,749
Zensho Holdings Co., Ltd.	900	39,082
ZOZO, Inc.(1)	1,007	18,439
		$ 28,364,027
Netherlands — 5.6%
ABN AMRO Bank NV GDR(3)	3,112	$ 43,980
Adyen NV(1)(2)(3)	180	133,458
Aegon NV(1)	14,912	71,872
AerCap Holdings NV(2)	1,407	88,177
Airbus SE	4,968	664,959
Akzo Nobel NV	1,395	100,577
Argenx SE(2)(5)	357	174,511
Argenx SE(2)(5)	109	53,282
ASM International NV(1)	391	163,279
ASML Holding NV	3,409	2,007,049
ASR Nederland NV	1,436	53,731
BE Semiconductor Industries NV	684	66,900
CNH Industrial NV	8,322	101,026
DSM BV(2)	1,407	138,967
Euronext NV(3)	670	46,605
EXOR NV(1)	907	80,223
Ferrovial SE(1)	4,291	131,120
Heineken Holding NV	1,138	85,761
Heineken NV	2,446	215,643
IMCD NV	446	56,390
ING Groep NV	30,651	403,982
JDE Peet's NV(1)	904	25,241
Koninklijke Ahold Delhaize NV(1)	8,330	251,064
Koninklijke KPN NV	27,657	91,121
Koninklijke Philips NV	7,937	158,361
NN Group NV(1)	2,209	70,816
OCI NV(2)	827	22,996
Prosus NV	12,724	374,926
QIAGEN NV(2)	1,832	73,920
Randstad NV	975	53,865
Stellantis NV	18,914	362,173
STMicroelectronics NV	5,675	244,723
Universal Music Group NV(1)	6,672	174,114
Wolters Kluwer NV(1)	2,176	263,460
		$7,048,272
New Zealand — 0.2%
Auckland International Airport, Ltd.	10,509	$49,805
Fisher & Paykel Healthcare Corp., Ltd., Class C	5,027	64,813
Mercury NZ, Ltd.	4,492	16,413
Meridian Energy, Ltd.	9,757	30,006
Spark New Zealand, Ltd.	17,151	49,375
Xero, Ltd.(2)	1,172	84,288
		$294,700

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Norway — 0.7%
Adevinta ASA(2)	1,949	$ 19,201
Aker BP ASA	2,840	78,418
DNB Bank ASA	8,051	161,759
Equinor ASA	7,499	245,757
Gjensidige Forsikring ASA	1,602	23,507
Kongsberg Gruppen ASA	706	29,097
Mowi ASA	3,437	60,750
Norsk Hydro ASA	11,660	72,966
Orkla ASA	6,067	45,314
Salmar ASA	718	36,366
Telenor ASA	6,162	69,881
Yara International ASA	1,402	52,939
		$895,955
Portugal — 0.2%
EDP - Energias de Portugal S.A.	27,140	$112,847
Galp Energia SGPS S.A.	4,476	66,299
Jeronimo Martins SGPS S.A.	2,358	52,956
		$232,102
Singapore — 1.4%
CapitaLand Ascendas REIT	33,831	$67,854
CapitaLand Integrated Commercial Trust	44,866	60,548
CapitaLand Investment, Ltd.	21,648	48,915
City Developments, Ltd.	3,871	18,681
DBS Group Holdings, Ltd.	15,348	376,941
Genting Singapore, Ltd.	48,954	30,221
Grab Holdings, Ltd., Class A(2)	15,368	54,403
Jardine Cycle & Carriage, Ltd.	1,000	23,314
Keppel Corp., Ltd.	11,828	58,736
Mapletree Logistics Trust	33,000	40,456
Mapletree Pan Asia Commercial Trust	19,300	20,142
Oversea-Chinese Banking Corp., Ltd.	28,136	263,129
SEA, Ltd. ADR(2)	2,930	128,774
Seatrium, Ltd.(2)	390,637	38,197
Sembcorp Industries, Ltd.	8,600	31,965
Singapore Airlines, Ltd.	13,300	62,739
Singapore Exchange, Ltd.	6,600	46,953
Singapore Technologies Engineering, Ltd.	13,218	37,722
Singapore Telecommunications, Ltd.	66,391	117,518
United Overseas Bank, Ltd.	10,814	225,235
UOL Group, Ltd.	3,470	16,231
Wilmar International, Ltd.	15,000	40,819
		$1,809,493
Spain — 2.6%
Acciona S.A.	193	$24,579
ACS Actividades de Construccion y Servicios S.A.	2,013	72,367
Aena SME S.A.(3)	627	94,349
Amadeus IT Group S.A.	3,717	224,517
Banco Bilbao Vizcaya Argentaria S.A.	49,823	403,214
Security	Shares	Value
Spain (continued)
Banco Santander S.A.	135,542	$ 516,153
CaixaBank S.A.	34,761	138,488
Cellnex Telecom S.A.(2)(3)	4,887	169,980
Corp. ACCIONA Energias Renovables S.A.(1)	642	16,536
EDP Renovaveis S.A.(1)	2,808	45,988
Enagas S.A.	1,961	32,473
Endesa S.A.	2,524	51,367
Grifols S.A.(1)(2)	2,499	32,367
Iberdrola S.A.	51,635	577,509
Industria de Diseno Textil S.A.	9,206	342,574
Naturgy Energy Group S.A.(1)	1,110	30,198
Redeia Corp. S.A.	3,451	54,289
Repsol S.A.(1)	11,027	181,383
Telefonica S.A.	43,943	179,522
		$3,187,853
Sweden — 2.9%
Alfa Laval AB	2,523	$86,433
Assa Abloy AB, Class B	8,665	188,278
Atlas Copco AB, Class A	23,317	313,163
Atlas Copco AB, Class B	13,379	156,468
Beijer Ref AB(1)	2,730	28,723
Boliden AB	2,485	71,312
Epiroc AB, Class A	5,603	106,385
Epiroc AB, Class B	3,813	60,998
EQT AB(1)	3,014	59,385
Essity AB, Class B	5,088	109,734
Evolution AB(3)	1,522	153,584
Fastighets AB Balder, Class B(1)(2)	4,764	21,356
Getinge AB, Class B	1,789	31,437
H & M Hennes & Mauritz AB, Class B(1)	5,635	79,905
Hexagon AB, Class B	16,758	142,623
Holmen AB, Class B	733	28,492
Husqvarna AB, Class B(1)	3,160	24,114
Industrivarden AB, Class A	1,469	38,736
Industrivarden AB, Class C(1)	1,343	35,389
Indutrade AB	2,126	39,265
Investment AB Latour, Class B(1)	1,245	21,882
Investor AB, Class B	14,616	279,816
L E Lundbergforetagen AB, Class B(1)	593	24,726
Lifco AB, Class B	1,823	31,890
Nibe Industrier AB, Class B	12,254	80,113
Saab AB, Class B	670	34,100
Sagax AB, Class B	1,343	25,511
Sandvik AB	8,884	163,469
Securitas AB, Class B(1)	3,793	29,992
Skandinaviska Enskilda Banken AB, Class A	13,095	156,117
Skanska AB, Class B(1)	2,734	44,894
SKF AB, Class B	3,034	50,369
Svenska Cellulosa AB SCA, Class B	5,434	74,403
Svenska Handelsbanken AB, Class A(1)	12,835	114,204

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Swedbank AB, Class A	7,220	$ 132,714
Swedish Orphan Biovitrum AB(2)	1,899	38,802
Tele2 AB, Class B	4,405	33,687
Telefonaktiebolaget LM Ericsson, Class B(1)	25,126	122,408
Telia Co. AB	21,130	43,585
Volvo AB, Class A	1,902	39,498
Volvo AB, Class B	12,898	265,668
Volvo Car AB, Class B(2)	4,658	18,841
		$3,602,469
Switzerland — 10.3%
ABB, Ltd.	13,526	$482,786
Adecco Group AG(1)	1,241	50,972
Alcon, Inc.	4,165	321,402
Bachem Holding AG(1)	223	16,448
Baloise Holding AG	374	54,146
Banque Cantonale Vaudoise(1)	289	30,242
Barry Callebaut AG	29	46,117
BKW AG	204	35,913
Chocoladefabriken Lindt & Spruengli AG	1	109,496
Chocoladefabriken Lindt & Spruengli AG PC(1)	8	88,900
Cie Financiere Richemont S.A., Class A	4,369	532,071
Clariant AG	1,727	27,229
Coca-Cola HBC AG	1,983	54,223
Dufry AG(2)	817	31,018
EMS-Chemie Holding AG	51	34,560
Geberit AG	275	137,136
Givaudan S.A.	76	247,443
Glencore PLC	89,060	507,153
Helvetia Holding AG	307	42,884
Holcim AG	4,338	277,671
Julius Baer Group, Ltd.	1,806	115,598
Kuehne + Nagel International AG	467	132,689
Logitech International S.A.	1,318	90,676
Lonza Group AG	638	295,105
Nestle S.A.	22,498	2,546,684
Novartis AG	17,337	1,770,604
Partners Group Holding AG	189	212,170
Roche Holding AG	295	86,667
Roche Holding AG PC	5,917	1,615,347
Schindler Holding AG	214	41,176
Schindler Holding AG PC	374	74,501
SGS S.A.	1,250	104,907
SIG Group AG	2,537	62,500
Sika AG	1,212	307,073
Sonova Holding AG	446	105,558
Straumann Holding AG	937	119,260
Swatch Group AG (The)	266	68,128
Swatch Group AG (The), Bearer Shares	458	22,368
Swiss Life Holding AG	257	159,900
Swiss Prime Site AG	664	60,788
Security	Shares	Value
Switzerland (continued)
Swiss Re AG	2,496	$ 256,340
Swisscom AG	217	128,853
Temenos AG	527	36,859
UBS Group AG	27,872	686,548
VAT Group AG(3)	211	75,294
Zurich Insurance Group AG	1,280	585,671
		$ 12,889,074
United Kingdom — 14.3%
3i Group PLC	8,278	$208,363
abrdn PLC	16,252	30,706
Admiral Group PLC	1,747	50,488
Anglo American PLC	10,567	290,166
Antofagasta PLC	3,041	52,791
Ashtead Group PLC	3,674	222,801
Associated British Foods PLC	2,930	73,613
AstraZeneca PLC	13,073	1,763,344
Auto Trader Group PLC(3)	7,242	54,416
Aviva PLC	22,211	105,128
BAE Systems PLC	25,515	310,054
Barclays PLC	129,352	249,317
Barratt Developments PLC	8,311	44,561
Berkeley Group Holdings PLC	842	42,049
BP PLC	146,075	941,590
British American Tobacco PLC	18,071	567,406
BT Group PLC	59,294	84,201
Bunzl PLC	2,874	102,354
Burberry Group PLC	3,124	72,398
Centrica PLC	46,635	87,716
Coca-Cola Europacific Partners PLC	1,816	113,464
Compass Group PLC	14,720	358,308
Croda International PLC	1,153	68,871
Diageo PLC	18,934	698,061
Endeavour Mining PLC	1,535	29,632
Entain PLC	5,560	63,061
GSK PLC	34,545	625,050
Haleon PLC	47,292	196,029
Halma PLC	3,122	73,557
Hargreaves Lansdown PLC	2,659	25,008
Hikma Pharmaceuticals PLC	1,223	31,056
HSBC Holdings PLC	166,128	1,300,015
Imperial Brands PLC	7,378	149,673
Informa PLC	11,924	108,884
InterContinental Hotels Group PLC	1,394	103,092
Intertek Group PLC	1,359	67,962
J Sainsbury PLC	12,875	39,649
JD Sports Fashion PLC	18,727	34,018
Johnson Matthey PLC	1,407	27,855
Kingfisher PLC	15,641	42,459
Land Securities Group PLC	5,555	39,818
Legal & General Group PLC	49,900	134,647

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	549,195	$ 295,134
London Stock Exchange Group PLC	3,602	361,013
M&G PLC	18,709	44,825
Melrose Industries PLC	11,981	68,296
Mondi PLC	4,019	67,044
National Grid PLC	31,367	375,129
NatWest Group PLC	50,702	145,036
Next PLC	1,061	94,102
Ocado Group PLC(1)(2)	5,284	38,419
Pearson PLC	4,844	51,108
Persimmon PLC	3,000	39,289
Phoenix Group Holdings PLC	5,688	33,335
Prudential PLC	23,607	253,759
Reckitt Benckiser Group PLC	6,039	425,875
RELX PLC	16,074	542,335
Rentokil Initial PLC	20,702	153,704
Rio Tinto PLC	9,576	601,300
Rolls-Royce Holdings PLC(2)	72,810	195,086
Sage Group PLC (The)	8,809	106,007
Schroders PLC	5,698	28,155
Segro PLC	9,587	83,829
Severn Trent PLC	1,999	57,638
Shell PLC	56,705	1,797,221
Smith & Nephew PLC	7,432	92,235
Smiths Group PLC	2,687	52,902
Spirax-Sarco Engineering PLC	595	68,873
SSE PLC	8,922	174,838
St. James's Place PLC	4,594	46,349
Standard Chartered PLC	20,383	187,473
Taylor Wimpey PLC	27,593	39,353
Tesco PLC	59,499	191,378
Unilever PLC	21,252	1,051,268
United Utilities Group PLC	5,449	62,963
Vodafone Group PLC	198,463	186,039
Whitbread PLC	1,787	75,220
Wise PLC, Class A(2)	5,095	42,489
WPP PLC	8,399	74,829
		$17,887,479
Total Common Stocks (identified cost $87,381,203)		$123,695,568

Short-Term Investments — 3.3%

Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	558,999	$ 558,999
Total Affiliated Fund (identified cost $558,999)		$ 558,999
Securities Lending Collateral — 2.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(7)	3,540,404	$ 3,540,404
Total Securities Lending Collateral (identified cost $3,540,404)		$ 3,540,404
Total Short-Term Investments (identified cost $4,099,403)		$ 4,099,403

Total Investments — 102.3% (identified cost $91,480,606)	$127,794,971
Other Assets, Less Liabilities — (2.3)%	$ (2,883,214)
Net Assets — 100.0%	$124,911,757

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $5,428,436 and the total market value of the collateral received by the Fund was $5,732,324, comprised of cash of $3,540,404 and U.S. government and/or agencies securities of $2,191,920.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2023, the aggregate value of these securities is $1,590,399 or 1.3% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

At September 30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	18.9%
Industrials	15.7
Health Care	13.3
Consumer Discretionary	12.0
Consumer Staples	9.7
Information Technology	7.6
Materials	7.4
Energy	4.7
Communication Services	4.1
Utilities	3.3
Real Estate	2.3
Total	99.0%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $1,388,415, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$643,655	$ 59,012	$ (41,056)	$5,054	$162,751	$ 829,416	$22,307	97,876
Short-Term Investments
Liquidity Fund, Institutional Class(1)	2,307	11,199,325	(10,642,633)	—	—	558,999	12,614	558,999
Total				$5,054	$162,751	$1,388,415	$34,921

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP EAFE International Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$8,868,867	$ —	$8,868,867
Austria	—	238,841	—	238,841
Belgium	—	985,508	—	985,508
Denmark	—	4,053,357	—	4,053,357
Finland	—	1,358,453	—	1,358,453
France	—	13,955,404	—	13,955,404
Germany	—	10,224,389	—	10,224,389
Hong Kong	23,471	2,810,728	—	2,834,199
Ireland	—	1,418,258	—	1,418,258
Israel	365,756	474,415	—	840,171
Italy	—	2,706,697	—	2,706,697
Japan	—	28,364,027	—	28,364,027
Netherlands	88,177	6,960,095	—	7,048,272
New Zealand	—	294,700	—	294,700
Norway	—	895,955	—	895,955
Portugal	—	232,102	—	232,102
Singapore	183,177	1,626,316	—	1,809,493
Spain	—	3,187,853	—	3,187,853
Sweden	—	3,602,469	—	3,602,469
Switzerland	—	12,889,074	—	12,889,074
United Kingdom	113,464	17,774,015	—	17,887,479
Total Common Stocks	$774,045	$122,921,523(1)	$ —	$123,695,568
Short-Term Investments:
Affiliated Fund	$558,999	$ —	$ —	$558,999
Securities Lending Collateral	3,540,404	—	—	3,540,404
Total Investments	$4,873,448	$122,921,523	$ —	$127,794,971

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.